Summary of Significant Accounting Policies (Details) - Schedule of calculation of basic and diluted net income (loss) per common share - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
Numerator: Earnings allocable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$ 3,067	$ 213,024	$ 25,667	$ 689,904	$ 285,524	$ 734,755
Unrealized gain (loss) on marketable securities held in Trust Account	1,099	(190,443)		(3,925)	219	1,919
Less: interest available to be withdrawn for payment of taxes	(4,166)	(14,022)	(25,667)	(150,238)	(110,258)	(179,355)
Less: interest available to be withdrawn for working capital		(8,599)		(535,741)
Net (loss) income attributable		$ (8,559)		$ (535,741)	$ 175,485	$ 557,319
Denominator: Weighted Average Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding (in Shares)	12,066,613	12,358,836	12,099,969	12,356,037	12,128,362	12,345,490
Basic and diluted net income per share (in Dollars per share)	$ 0	$ 0	$ 0	$ (0.04)	$ 0.01	$ 0.05
Numerator: Net Loss minus Net Earnings
Net income (loss)	$ (430,800)	$ (98,966)	$ (1,316,806)	$ 277,364	$ 1,306,153	$ (1,874,080)
Net (loss) income allocable to Common stock subject to possible redemption		(8,599)		(535,741)	$ (175,485)	$ (557,319)
Non-Redeemable Net Loss	$ (430,800)	$ (107,525)	$ (1,316,806)	$ (258,377)
Denominator: Weighted-Average Non-Redeemable Common Stock
Basic and diluted weighted-average shares outstanding, Non-redeemable common stock (in Shares)	4,305,327	4,013,104	4,271,971	4,015,904	3,394,029	4,026,450
Basic and diluted net loss per share, Non-redeemable common stock (in Dollars per share)	$ (0.1)	$ (0.03)	$ (0.31)	$ (0.06)	$ 0.33	$ (0.6)